Significant Accounting Policies - Warrant Liability (Details) - Private Placement, November 2014	Nov. 14, 2014 $ / shares shares
Warrant Liability
Warrants issued to purchase shares under private placement | shares	6,430,948
Maximum contingent per share cash settlement price (in dollars per share) | $ / shares	$ 1.25